Award Timing Disclosure	12 Months Ended
Jul. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, the compensation committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. It has been our recent practice to grant most of our equity awards in the form of RSUs.

MNPI Disclosure Timed for Compensation Value	false